Income Tax Provision (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Components of deferred tax assets are as follows:

	March 31, 2013	March 31, 2012
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$552,271	$44,224

Less valuation allowance	(552,271)	(44,224)

Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

	For the Fiscal Year Ended March 31, 2013	For the Period from April 4, 2011 (inception) through March 31, 2012

Federal statutory income tax rate	34.0	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%